SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 89.0%
	Alabama — 2.4%
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	$ 4,000,000	$ 4,276,236
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,491,094
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,319,645
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,458,694
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	6,362,814
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	810,832
	Arizona — 0.5%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,536,665
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,012,804
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	816,082
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	666,615
	Arkansas — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042 - 3/1/2043	1,000,000	1,090,553
	California — 4.4%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	3,657,519
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,816,697
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	991,835
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,250,000	3,435,377
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,646
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 4.00% due 5/15/2041	500,000	497,943
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, Series A-1, 4.60% due 11/1/2042 (put 1/16/2024)	5,000,000	5,000,000
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 11/1/2038 (put 5/1/2024)	2,000,000	1,989,482
	City of Los Angeles Department of Airports AMT,
	Series A, 4.75% due 5/15/2040	1,500,000	1,519,885
	Series C, 5.00% due 5/15/2033	2,000,000	2,272,686
	Series D, 5.00% due 5/15/2041	4,000,000	4,037,024
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (Insured: BAM), 5.25% due 9/1/2040	5,000,000	5,574,870
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	1,340,000	1,341,577
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,097,067
	Fresno (Educational Facilities & Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	500,000	514,837
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	2,060,000	2,258,825
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,081,715
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,107,684
	Colorado — 0.8%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2041	1,660,000	1,814,050
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,587,478
	Series A-2, 5.00% due 8/1/2038	1,000,000	1,067,075
	Colorado School of Mines (Insured: AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,415,762
	Denver City & County Housing Authority (Three Towers Rehabilitation; Insured: AGM) AMT, 5.20% due 11/1/2027	1,335,000	1,336,532
	State of Colorado COP, Series A, 5.00% due 9/1/2032	350,000	385,609
	Connecticut — 2.4%
	City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,751,415
	City of New Haven (Insured: BAM) GO, 5.25% due 8/1/2043	1,900,000	2,140,684
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,057,242
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,713,081
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,096,551
	Series E, 5.00% due 9/15/2033	2,650,000	2,954,888
	District of Columbia — 0.9%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue; Insured: AGC), Series B, Zero Coupon due 10/1/2024	5,000,000	4,888,785
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2032 - 7/1/2037	3,325,000	3,548,431
	Florida — 5.5%
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,067,844
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,350,894
	City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM), 5.25% due 10/1/2027	3,680,000	4,039,072
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2036 - 11/1/2037	2,335,000	2,496,368
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,046,770
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,850,000	2,946,264

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037 - 9/1/2041	$ 2,050,000	$ 2,216,845
	Series B, 4.00% due 9/1/2039	1,500,000	1,499,942
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2033	1,535,000	1,578,930
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	555,090
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,423,340
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2032 - 10/1/2035	4,000,000	4,037,964
	Series B, 5.00% due 10/1/2040	2,500,000	2,578,665
	County of Miami-Dade Seaport Department AMT, Series A, 5.00% due 10/1/2041 - 10/1/2042	3,050,000	3,276,139
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	3,405,000	3,564,382
	Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,005,149
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,767,503
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,125,720
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	509,523
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	746,020
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP; Collateralized: FNMA), 4.85% due 6/1/2041	1,344,455	1,449,649
	School Board of Miami-Dade County COP, Series A, 5.00% due 5/1/2030	3,250,000	3,346,567
	School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,404,073
	Georgia — 3.8%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,323,728
	Georgia Housing & Finance Authority, Series B, 5.05% due 12/1/2043	1,470,000	1,585,201
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,311,645
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036 - 5/15/2038	11,760,000	12,712,840
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,124,234
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,571,640
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,509,638
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	2,000,000	1,977,728
	Guam — 0.1%
	Guam Waterworks Authority (Water & Wastewater System), 5.25% due 7/1/2024	1,000,000	1,001,062
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,195,526
	Idaho — 0.4%
	Idaho Housing & Finance Association (Collateralized: GNMA, FNMA, FHLMC), Series C, 4.65% due 7/1/2043	3,500,000	3,656,398
	Illinois — 16.0%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,561,345
	Chicago O’Hare International Airport, Series C, 5.00% due 1/1/2038	2,920,000	3,024,329
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2030	765,000	800,383
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2035	9,100,000	9,725,363
	Chicago Park District (Capital Improvement Plan) GO,
	Series B, 5.00% due 1/1/2025	1,000,000	1,001,419
	Series D, 5.00% due 1/1/2028	3,450,000	3,453,440
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2027 - 1/1/2029	1,355,000	1,356,948
	Series B, 5.00% due 1/1/2030	1,215,000	1,216,746
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue; Insured: BAM), 5.25% due 1/1/2043	1,500,000	1,686,214
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028	1,475,000	1,493,463
	City of Chicago (Midway International Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	9,821,335
	5.25% due 1/1/2034	4,700,000	4,708,888
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2034	1,365,000	1,369,707
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2033	500,000	509,911
	City of Chicago (Wastewater Transmission System; Insured: AGM-CR), Series B, 5.00% due 1/1/2034	1,375,000	1,459,908
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,015,959
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,911,725
	City of Chicago (Water System; Insured: BHAC-CR AMBAC), 5.75% due 11/1/2030	1,100,000	1,218,895
	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	1,585,000	1,660,078
	6.00% due 1/1/2038	7,500,000	7,856,805
	City of Chicago Wastewater Transmission Revenue,
	Series C,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 1/1/2028 - 1/1/2029	$ 3,880,000	$ 3,954,899
	5.00% due 1/1/2028 - 1/1/2029 (pre-refunded 1/1/2025)	3,985,000	4,068,056
	City of Joliet (Rock Run Crossing Project; Insured: BAM) GO, 5.50% due 12/15/2042	2,750,000	3,130,278
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	459,875
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,484,249
	Illinois (Collateralized: GNMA, FNMA, FHLMC) HDA, Series K, 5.25% due 10/1/2043	2,000,000	2,156,070
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	828,782
	5.00% due 2/15/2041	1,000,000	1,026,811
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,961,030
	Illinois Finance Authority (Rush Obligated Group), Series A, 5.00% due 11/15/2033	1,000,000	1,016,354
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2024 - 8/15/2035	2,500,000	2,535,201
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	5,550,000	5,722,744
	Monroe & St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,565,156
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,360,271
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	2,000,000	2,045,068
	5.00% due 1/1/2029 - 1/1/2044	6,350,000	6,762,167
	Sales Tax Securitization Corp. (Insured: BAM-TCRS), Series A, 5.00% due 1/1/2038	3,075,000	3,259,832
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,176,824
	State of Illinois (Insured: AGM-CR) GO, 5.00% due 4/1/2036	500,000	502,403
	State of Illinois GO,
	5.00% due 2/1/2039	670,000	671,260
	5.50% due 5/1/2039	1,500,000	1,659,361
	Series A, 5.00% due 12/1/2034 - 5/1/2040	11,810,000	12,819,188
	Series B, 5.25% due 5/1/2043	3,500,000	3,815,857
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,557,660
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2031	9,280,000	10,026,357
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032	2,885,000	3,111,672
	Tazewell County School District (Insured: Natl-Re) GO Partial ETM, 9.00% due 12/1/2024	1,205,000	1,268,681
	Will County School District No. 114 Manhattan (Insured: BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,115,394
	5.50% due 1/1/2043	2,000,000	2,255,822
	Indiana — 3.2%
	Brownsburg 1999 School Building Corp. (Brownsburg Community School Corp.; Insured: State Intercept), 5.00% due 1/15/2042	1,000,000	1,110,672
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,000,738
[a]	City of Whiting (BP Products North America, Inc.; Guaranty : BP plc) AMT, 5.00% due 11/1/2047 (put 11/1/2024)	250,000	251,656
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	6,000,000	6,271,140
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	589,093
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,135,184
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group; Insured: AGM), 5.00% due 1/1/2041 - 1/1/2042	2,000,000	2,156,850
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,525,320
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,542,200
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,055,599
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners; Insured: State Intercept), 5.50% due 7/15/2042	1,000,000	1,160,048
	Mount Vernon of Hancock County Multi-School Building Corp. (Insured: State Intercept), 5.50% due 1/15/2042	1,000,000	1,140,328
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,148,861
	Silver Creek School Building Corp. (Insured: State Intercept), 5.25% due 1/15/2042	2,000,000	2,271,340
	Iowa — 1.3%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	3,000,000	3,107,757
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,105,729
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,479,716
	Kentucky — 2.3%
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,268,925
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,134,240
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,226,144
[a]	5.25% due 4/1/2054 (put 2/1/2032)	10,000,000	10,892,750
	Kentucky State Property & Building Commission,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A,
	4.00% due 11/1/2035	$ 1,000,000	$ 1,034,038
	5.25% due 6/1/2039	3,000,000	3,393,369
	Louisiana — 0.7%
	Jefferson Sales Tax District (Insured: AGM), Series B, 5.00% due 12/1/2034	1,000,000	1,087,886
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,069,009
	Parish of Lafourche (Roads, Highways & Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	3,736,669
	Maine — 0.1%
	Maine Health & Higher Educational Facilities Authority (Insured: AGM), Series A, 5.00% due 7/1/2041 - 7/1/2043	625,000	688,688
	Massachusetts — 0.1%
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,180,922
	Michigan — 1.8%
	Board of Governors of Wayne State University (Educational Facilities & Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,029,933
	Detroit City School District (School Building & Site Improvement; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,315,545
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,186,008
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	110,000	110,154
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,275,100
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,000,000	1,001,591
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series A, 4.00% due 12/1/2040	6,200,000	6,189,770
	Michigan HDA, Series B, 2.95% due 12/1/2039	2,000,000	1,744,492
	Wayne County Airport Authority (Insured: AGM) AMT, Series B, 5.50% due 12/1/2043	675,000	765,054
	Minnesota — 0.2%
	City of Coon Rapids (Mississippi View Housing Partners LP; Collateralized: FNMA), Series M, 5.60% due 12/1/2039	1,500,000	1,641,942
	Mississippi — 0.7%
[a]	County of Warren (International Paper Co.), Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,557,754
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,681,633
	Montana — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	2,000,000	2,076,986
	Nebraska — 0.4%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,117,062
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	525,141
	Series A, 5.00% due 9/1/2031	1,000,000	1,070,359
	Nevada — 0.1%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2032	730,000	766,738
	New Jersey — 3.9%
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,518,400
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,210,807
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,864,608
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	545,000	577,201
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,138
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,795,683
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	2,008,893
	5.25% due 6/15/2043	3,100,000	3,323,823
	Series BB-1, 5.00% due 6/15/2034	2,000,000	2,198,756
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2031	1,000,000	1,055,622
	Series A-1, 5.00% due 6/15/2024	1,000,000	1,009,517
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,779,860
	Series CC, 5.00% due 6/15/2042	3,750,000	4,150,537
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,000,000	2,179,963
	New Mexico — 0.6%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	572,493
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 - 8/1/2037	1,955,000	2,142,087
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	1,910,000	1,966,151
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	811,056
	New York — 7.8%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.00% due 7/1/2042	2,300,000	2,365,532
	City of Long Beach (Insured: BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,080,958
	City of New York (City Budget Financial Management) GO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series G, 5.00% due 8/1/2027	$ 4,530,000	$ 4,537,941
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	9,122,226
	City of New York GO,
	Series A, 5.00% due 8/1/2039	1,000,000	1,097,778
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,895,695
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP; Collateralized: FNMA), 5.00% due 10/1/2040	3,100,000	3,419,018
	Erie County (City of Buffalo School District) (State Aid Withholding) IDA, Series A, 5.00% due 5/1/2027	5,000,000	5,015,920
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,837,836
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,373,541
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,920,241
	New York City Housing Development Corp., Series B, 5.05% due 11/1/2043	4,250,000	4,514,690
	New York City Housing Development Corp. (CSA Preservation Partners LLC), Series A, 4.45% due 8/1/2043	1,500,000	1,535,277
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,409,491
	Series A2, 5.00% due 5/1/2039	1,000,000	1,101,158
	Series A-3, 4.00% due 8/1/2042	2,500,000	2,505,285
	New York State Dormitory Authority (Cornell University) (Green Bond), Series D, 5.00% due 7/1/2036	500,000	632,938
	New York State Dormitory Authority (Insured: BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,545,730
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,709,434
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,778,584
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	3,000,000	3,044,040
	Series 207, 5.00% due 9/15/2030	1,400,000	1,504,892
	State of New York Mortgage Agency (Insured: SONYMA) AMT,
	Series 248, 4.05% due 10/1/2031	2,035,000	1,976,905
	Series 253, 4.70% due 10/1/2038	1,000,000	1,007,623
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	291,232
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series A, 4.00% due 5/15/2040	1,500,000	1,573,079
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	261,521
	Yonkers (New Community School Project) (State Aid Withholding) IDA, 4.00% due 5/1/2041	250,000	255,564
	North Carolina — 0.8%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,250
	Greater Asheville Regional Airport Authority (Insured: AGM) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,450,000	1,619,962
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	875,412
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,090,219
	Ohio — 2.2%
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,136,125
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,001,704
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,026
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,838,094
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	8,151,104
	Northeast Ohio Medical University (Insured: BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,590,349
	Series B, 4.00% due 12/1/2042	1,310,000	1,258,974
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	903,104
	Ohio Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series B, 4.80% due 9/1/2043	1,000,000	1,058,756
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,182,637
	Oklahoma — 0.9%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,594,393
	Oklahoma County Finance Authority (Oklahoma County ISD No. 4 Choctaw-Nicoma Park), 4.00% due 9/1/2038	5,000,000	5,080,790
	Oregon — 0.2%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.95% due 7/1/2038 (put 5/1/2024)	1,500,000	1,503,299
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	430,155
	Pennsylvania — 5.6%
	City of Philadelphia (Pennsylvania Gas Works),
	Series 13, 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,374,315
	Series 14, 5.00% due 10/1/2034	500,000	522,656
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,500,000	2,584,965
	City of Philadelphia Airport Revenue (Insured: AGM) AMT, 4.00% due 7/1/2038 - 7/1/2041	3,410,000	3,429,221
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2037	3,175,000	3,332,149
	Series C, 5.00% due 7/1/2032	1,380,000	1,512,215
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,309,250

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	$ 3,000,000	$ 3,120,291
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,642,932
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,007,671
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,510,570
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series B-2, 5.00% due 7/1/2042	1,250,000	1,271,786
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	1,017,389
	5.00% due 2/15/2036	1,000,000	1,129,363
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP; Collateralized: FNMA), Series A, 5.55% due 11/1/2042	1,100,000	1,275,639
	Pennsylvania Housing Finance Agency AMT, 5.00% due 4/1/2027	1,500,000	1,569,352
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,354,405
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,233,987
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,879,154
	School District of Philadelphia (State Aid Withholding) GO, Series A, 4.00% due 9/1/2041	1,000,000	1,006,204
	Rhode Island — 0.6%
	Rhode Island Housing & Mortgage Finance Corp. (Collateralized: GNMA), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,160,524
	State of Rhode Island & Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,600,723
	South Carolina — 2.1%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,016,479
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank Of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,510,306
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,329,873
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	1,988,258
	South Dakota — 0.2%
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,856,727
	Tennessee — 2.9%
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	2,320,000	2,543,018
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031 - 5/1/2035	2,925,000	3,102,270
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	1,999,900
	Tennessee (Collateralized: GNMA, FNMA, FHLMC) HDA, Series 3A, 5.20% due 7/1/2043	1,975,000	2,124,592
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,222,670
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,517,285
	Tennessee HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	1,004,578
	Texas — 9.0%
	Calallen (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2043	750,000	842,649
	Celina (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2042 - 2/15/2043	1,250,000	1,415,634
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2042	5,740,000	6,244,236
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	9,966,845
	City of Galveston (Galveston Island Convention Center; Insured: AGM), Series B, 5.00% due 9/1/2024	575,000	575,933
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2041	1,310,000	1,309,669
	5.00% due 7/1/2033 - 7/1/2041	2,500,000	2,678,753
	City of Houston Airport System Revenue AMT; (Insured: AGM), Series A, 5.25% due 7/1/2042	1,000,000	1,114,190
	City of McAllen (International Toll Bridge Revenue; Insured: AGM), Series A, 5.00% due 3/1/2029 - 3/1/2032	4,730,000	4,961,269
	City of McKinney Waterworks & Sewer System Revenue, 5.00% due 3/15/2041 - 3/15/2042	900,000	1,007,251
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,985,870
	City of Port Arthur (CTFS Obligation; Insured: BAM) GO,
	4.00% due 2/15/2040 - 2/15/2042	1,750,000	1,774,125
	5.00% due 2/15/2039 - 2/15/2043	2,350,000	2,606,255
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,228,631
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,245,122
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2037	500,000	543,109
[a]	City of San Antonio Electric & Gas Systems Revenue, Series A, 1.75% due 2/1/2033 (put 12/1/2024)	3,995,000	3,933,865
	Corpus Christi (Insured: PSF-GTD) ISD GO, 4.00% due 8/15/2043	1,500,000	1,538,164
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	1,026,497
	Crosby (Insured: PSF-GTD) ISD GO, 4.00% due 2/15/2042	1,000,000	1,031,733
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,370,247
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	5.00% due 7/1/2040	5,000,000	5,181,745
	Series A, 5.00% due 12/1/2028	3,000,000	3,054,699
	Hays Consolidated (Insured: PSF-GTD) ISD GO, 4.00% due 2/15/2043	1,000,000	1,032,069
	Lower Colorado River Authority (LCRA Transmission Services Corp.),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 5/15/2039	$ 750,000	$ 790,101
	Series A,
	5.00% due 5/15/2039	500,000	548,374
	5.25% due 5/15/2042	1,410,000	1,592,801
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,003,658
[a]	Mission Economic Development Corp. (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 6/1/2048 (put 6/3/2024)	1,100,000	1,100,340
	Newark Higher Education Finance Corp. (Hughen Center, Inc.; Insured: PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	656,709
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,565,998
	Pecos Barstow Toyah (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2043	1,000,000	1,031,725
	Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group), Series B, 5.00% due 7/1/2036	1,185,000	1,278,534
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,898,351
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	5,000,000	5,567,350
	Texas Public Finance Authority (Texas Southern University; Insured: BAM), 5.25% due 5/1/2040	500,000	538,914
	Texas State Technical College (Insured: AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,305,418
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,350,000	3,362,737
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	858,353
	Utah — 0.1%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	528,604
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	579,725
	Virginia — 0.8%
	Virginia HDA, Series D, 4.50% due 8/1/2043	2,000,000	2,044,262
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	902,560
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	5,155,000	5,084,825
	Washington — 0.6%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,135,576
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,469,837
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,023,595
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,090,457
	Wisconsin — 2.0%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	4,250,000	4,155,121
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	508,089
	Racine (Insured: AGM) USD GO, 5.00% due 4/1/2039 - 4/1/2042	3,850,000	4,252,154
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,451,845
	Wisconsin Housing (Collateralized: GNMA, FNMA, FHLMC) EDA, Series A, 4.85% due 9/1/2043	5,000,000	5,279,250
	WPPI Energy, Series A, 5.00% due 7/1/2030 - 7/1/2036	2,680,000	2,952,434
	Total Long-Term Municipal Bonds — 89.0% (Cost $841,315,375)		870,398,006
	Short-Term Municipal Bonds — 9.4%
	California — 1.8%
[a]	California Public Finance Authority (Sharp Healthcare Obligated Group; LOC Barclays Bank plc), Series B, 4.00% due 8/1/2052 (put 1/2/2024)	550,000	550,000
[a]	California Statewide Communities Development Authority (Rady Children’s Hospital Obligated Group; LOC Wells Fargo Bank NA), Series B 3.38% due 8/15/2047 (put 1/2/2024)	5,000,000	5,000,000
[a]	Irvine Ranch Water District Water Service Corp. (LOC Bank Of America NA), Series B 3.29% due 10/1/2041 (put 1/2/2024)	875,000	875,000
[a]	Los Angeles Department of Water & Power (SPA UBS AG), Series B2, 3.64% due 7/1/2035 (put 1/2/2024)	6,000,000	6,000,000
[a]	San Mateo County Transit District Sales Tax Revenue (LOC Bank of America NA), Series B 3.65% due 6/1/2049 (put 1/2/2024)	1,650,000	1,650,000
[a]	State of California (LOC Barclays Bank plc) GO, Series A-1-REMK, 3.70% due 5/1/2033 (put 1/2/2024)	3,300,000	3,300,000
	Florida — 0.3%
	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc),
[a]	Series A-REMK, 3.85% due 10/1/2026 (put 1/2/2024)	1,500,000	1,500,000
[a]	Series B-REMK, 4.15% due 10/1/2042 (put 1/2/2024)	1,500,000	1,500,000
	Indiana — 1.1%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series J, 4.10% due 11/1/2037 (put 1/2/2024)	11,000,000	11,000,000
	Kentucky — 1.8%
	County of Meade (Nucor Corp.) AMT,
	Series A-1,
[a]	5.00% due 7/1/2060 (put 1/2/2024)	760,000	760,000
[a]	5.05% due 8/1/2061 (put 1/2/2024)	10,800,000	10,800,000
[a]	Series A-2, 5.00% due 7/1/2060 (put 1/2/2024)	6,200,000	6,200,000
	Maryland — 0.1%
[a]	Maryland Health & Higher Educational Facilities Authority (LOC TD Bank NA), Series A 3.93% due 4/1/2035 (put 1/8/2024)	900,000	900,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Minnesota — 0.1%
[a]	City of Minneapolis (Fairview Health Services Obligated Group; LOC Wells Fargo Bank NA), Series C, 3.95% due 11/15/2048 (put 1/2/2024)	$ 800,000	$ 800,000
	New Jersey — 0.3%
[a]	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group; LOC JP Morgan Chase Bank NA), Series C 3.80% due 7/1/2043 (put 1/2/2024)	2,550,000	2,550,000
	New York — 1.1%
[a]	City of New York (SPA Barclays Bank plc) GO, Series F5, 4.10% due 6/1/2044 (put 1/2/2024)	900,000	900,000
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E 1, 4.10% due 11/15/2050 (put 1/2/2024)	2,100,000	2,100,000
	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA),
[a]	4.10% due 6/15/2044 (put 1/2/2024)	2,900,000	2,900,000
[a]	Series AA-1, 4.10% due 6/15/2050 (put 1/2/2024)	940,000	940,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Barclays Bank plc), Series B3, 4.10% due 11/1/2042 (put 1/2/2024)	3,620,000	3,620,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series A4, 4.10% due 8/1/2039 (put 1/2/2024)	600,000	600,000
	Texas — 2.8%
[a]	City of Houston Combined Utility System Revenue (LOC Barclays Bank plc), Series C, 3.91% due 5/15/2034 (put 1/8/2024)	1,350,000	1,350,000
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.65% due 4/1/2040 (put 1/2/2024)	25,450,000	25,450,000
	Total Short-Term Municipal Bonds — 9.4% (Cost $91,245,000)		91,245,000
	Total Investments — 98.4% (Cost $932,560,375)		$961,643,006
	Other Assets Less Liabilities — 1.6%		16,050,005
	Net Assets — 100.0%		$977,693,011

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $6,090,457, representing 0.62% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.